Employee Benefit Plans (Schedule of Components of Net Periodic Pension and Postretirement Benefit Cost) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 634,892	$ 521,701	$ 479,236
Interest cost	946,247	953,197	908,873
Expected return on plan assets	(1,184,787)	(959,178)	(928,207)
Amortization of unrecognized transition obligation	0	0	0
Recognized loss	578,263	475,414	327,173
Net periodic benefit cost	974,615	991,134	787,075
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	213,131	195,777	194,842
Interest cost	531,845	592,359	579,976
Expected return on plan assets	(452,383)	(367,359)	(357,278)
Amortization of unrecognized transition obligation	141,671	188,892	188,892
Recognized loss	241,747	239,387	201,151
Net periodic benefit cost	$ 676,011	$ 849,056	$ 807,583